[Letterhead of Willkie Farr & Gallagher LLP]

787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

June 14, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Kiewit Investment Fund LLLP
Investment Company Act File No. 811-21632
Registration of New Offering on Form N-2

Commissioners:

On behalf of Kiewit Investment Fund LLLP (the “Fund”), we are hereby filing Amendment No. 18 to the Fund’s registration statement on Form N-2 under the Investment Company Act of 1940 and a new registration statement on Form N-2 under the Securities Act of 1933.  The registration statement includes an election to register securities for a continuous offering in reliance on Rule 415 under the Securities Act.

If you have comments or require additional information regarding this registration statement, please call me at (212) 728-8970.

Very truly yours, /s/ P. Jay Spinola P. Jay Spinola

cc:           Robert L. Giles, Kiewit Investment Fund LLLP
Eric Olson, Kiewit Investment Fund LLLP